UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

 4020 South 147th Street; Omaha, NE 68137

(Address of principal executive offices)(Zip code)

James  Ash

             Gemini Fund Services, LLC., 4020 South 147th Street; Omaha, NE 68137

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

      9/30

Date of reporting period:  12/31/2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

	Bandon Isolated Alpha Fixed Income Fund
	PORTFOLIO OF INVESTMENTS (Unaudited)
	December 31, 2011

Par Value		Coupon Rate (%)	Maturity	Value

	BONDS & NOTES - 35.8%
	AGENCY COLLATERAL CMO - 1.1%
300,000	FREMF Mortgage Trust 2011-K14 B (a,b)	5.3320	4/25/2021	$ 268,229

	AUTO PARTS & EQUIPMENT - 1.6%
400,000	Accuride Corp.	9.5000	8/1/2018	385,500

	AUTOMOBILE ABS - 0.2%
17,267	Daimler Chrysler Auto Trust 2007-A A4	5.2800	3/8/2013	17,274
31,962	Santander Drive Auto Receivables Trust 2010-1 A2	1.3600	3/15/2013	31,980
				49,254
	BANKS - 3.7%
270,000	BB&T Capital Trust I	5.8500	8/18/2035	269,499
320,000	Eksportfinans ASA	2.3750	5/25/2016	260,000
200,000	Goldman Sachs Group Inc.	5.4500	11/1/2012	203,452
225,000	Wachovia Capital Trust III (a)	5.5698	Perpetual	188,438
				921,389
	BUILDING MATERIALS - 0.8%
200,000	Masco Corp.	5.8750	7/15/2012	201,500

	CHEMICALS - 1.8%
396,000	Nalco Co.	8.2500	5/15/2017	445,326

	COMMERCIAL MBS - 2.8%
85,066	Chase Commercial Mortgage Securities Corp. 1998-1 F (a,b)	6.5600	5/18/2030	88,321
260,000	CS First Boston Mortgage Securities Corp. 2002-C3 E (a)	5.5100	7/15/2035	261,726
115,000	Merrill Lynch Mortgage Investors Inc. 1998-C3 E (a)	6.7956	12/15/2030	119,779
229,341	Sovereign Commercial Mortgage Securities Trust (a,b)	5.8929	7/22/2030	235,813
				705,639
	DIVERSIFIED FINANCIAL SERVICES - 2.6%
645,000	International Lease Finance Corp. (b)	6.5000	9/1/2014	658,855

	ELECTRIC - 0.2%
50,000	Duke Energy Carolinas LLC	6.2500	1/15/2012	50,079

	INSURANCE - 3.7%
665,000	Genworth Financial Inc.	6.1500	11/15/2066	359,100
190,000	MetLife, Inc.	10.7500	8/1/2039	250,800
350,000	White Mountains Re Group Ltd. (a,b)	7.5060	Perpetual	318,864
				928,764
	LODGING - 2.8%
600,000	MGM Resorts International	13.0000	11/15/2013	710,250

	MISCELLANEOUS MANUFACTURING - 0.8%
200,000	General Electric Co.	5.0000	2/1/2013	208,230

	OIL & GAS - 1.5%
330,000	Petrohawk Energy Corp.	7.2500	8/15/2018	376,784

	REGIONAL(STATE/PROVINCE) - 1.2%
275,000	Ontario Provisence	4.0000	6/2/2021	297,103

	STUDENT LOAN ABS - 1.6%
400,000	SLM Student Loan Trust 2011-B A2 (b)	3.7400	2/15/2029	390,373

	Bandon Isolated Alpha Fixed Income Fund
	PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	December 31, 2011

Par Value		Coupon Rate (%)	Maturity	Value
	TELECOMMUNICATIONS - 4.3%
395,000	Clearwire Communications LLC/Clearwire Finance Inc. (b)	12.0000	12/1/2017	$ 329,825
150,000	Digicel Group Ltd. (b)	9.1250	1/15/2015	147,562
200,000	Motorola Solutions, Inc.	5.3750	11/15/2012	206,200
370,000	Virgin Media Secured Finance PLC	6.5000	1/15/2018	393,377
				1,076,964
	U.S. GOVERNMENT & AGENCY - 5.1%
1,000,000	Federal Home Loan Banks	1.7500	3/8/2013	1,018,140
3,497,861	Government National Mortgage Association (a)	1.7847	11/20/2061	266,712
				1,284,852
	WL COLLATERAL PAC - 0.0%
1,883	Wells Fargo Mortgage Backed Securities Trust 2005-9 1A1	4.7500	10/25/2035	1,881

	TOTAL BONDS & NOTES ( Cost - $8,869,762)			8,960,972

	PREFERRED STOCKS - 7.0%
	BEVERAGES - 1.9%
20,000	Glacier Water Trust I	9.0625		485,000

	ELECTRIC - 4.4%
5,975	Ameren Illinois Co.	4.0800		507,875
2,123	Entergy New Orleans Inc.	4.3600		185,232
2,000	Entergy New Orleans Inc.	5.5600		198,500
1,110	Great Plains Energy Inc.	4.3500		106,282
1,098	Union Electric Co.	4.5000		96,624
				1,094,513
	INSURANCE - 0.7%
250,000	XLIT Ltd. (a)	3.5258		176,250

	TOTAL PREFERRED STOCKS ( Cost - $1,751,380)			1,755,763
Shares
	SHORT-TERM INVESTMENTS - 54.8%
	MONEY MARKET FUNDS - 16.8%
2,439,355	HighMark 100% US Treasury Money Market Fund (c)	0.0000		2,439,354
1,774,186	HighMark Diversified Money Market Fund (c)	0.0200		1,774,186
	TOTAL MONEY MARKET FUNDS (Cost $4,213,540)			4,213,540

Principal
Amount($)		Yield (d)
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 38.0%
250,000	Federal National Mortgage Association Discount Notes (e)	0.16%	1/17/2012	249,981
250,000	Federal National Mortgage Association Discount Notes (e)	0.16%	2/16/2012	249,948
1,000,000	Federal Farm Credit Discount Notes	0.15%	8/3/2012	999,100
1,000,000	Federal Home Loan Bank Discount Notes	0.13%	7/12/2012	999,299
1,000,000	Federal Home Loan Mortgage Corp Discount Notes (e)	0.15%	8/8/2012	999,078
4,000,000	Freddie Mac Discount Notes (e)	0.03%	3/9/2012	3,999,600
1,000,000	United States Treasury Bill	0.15%	2/9/2012	999,833
1,000,000	United States Treasury Bill	0.17%	3/8/2012	999,678
	TOTAL U.S. GOVERNMENT AND AGENCY (Cost $9,496,687)			9,496,517

	TOTAL SHORT-TERM INVESTMENTS ( Cost - $13,710,227)			13,710,057

	TOTAL INVESTMENTS - 97.6% ( Cost - $24,331,369) (f)			$ 24,426,792
	ASSETS LESS OTHER LIABILITIES - 2.4%			586,824
	NET ASSETS - 100.0%			$ 25,013,616

Bandon Isolated Alpha Fixed Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
PORTFOLIO OF INVESTMENTS
December 31, 2011

(a)	Variable rate security - interest rate subject to periodic change.
(b)	Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At December 31, 2011, these securities amounted to $2,437,842 or 9.7% of net assets.
(c)	Money market fund; interest rate reflects seven-day effective yield on December 31, 2011.
(d)	Represents annualized yield at date of purchase.
(e)	Issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the
U.S. government. The Federal National Mortgage Association and Federal Home Loan Mortgage Corp. currently operates under a federal conservatorship.
(f)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation)
of securities as follows:
	Unrealized Appreciation:	$ 268,923
	Unrealized Depreciation:	(173,500)
	Net Unrealized Appreciation:	$ 95,423

Long/(Short)		Unrealized
Contracts		Gain/(Loss)
13	10 Year Mini JBG Note maturing March 2012	17,061
	(Underlying Face Amount at Value $185,263,000 Yen)
21	Euro-Bund Note maturing March 2012	106,761
	(Underlying Face Amount at Value $2,919,840 EUR)
	NET UNREALIZED GAIN FROM OPEN LONG FUTURES CONTRACTS	123,822

	OPEN SHORT FUTURES CONTRACTS
(2)	Long Gilt Note maturing March 2012	(5,778)
	(Underlying Face Amount at Value $233,900 GBP)
(1)	US 5 Year Note maturing Mach 2012	(742)
	(Underlying Face Amount at Value $123,256)
(43)	US 10 Year Note maturing Mach 2012	(47,422)
	(Underlying Face Amount at Value $5,638,375)
(12)	US Long Bond Note maturing March 2012	(3,844)
	(Underlying Face Amount at Value $1,737,750)
	NET UNREALIZED LOSS FROM OPEN SHORT FUTURES CONTRACTS	(57,786)

	OPEN SWAP CONTRACTS
Notional Amount	Reference Entity	Counterparty	Expiration Date	Unrealized Appreciation/ (Depreciation)
2,000,000	Caterpillar Inc. 5.7% 8/15/16	Citigroup Global Markets, Inc.	12/20/2016	$ (4,504)
2,450,000	CDX.NA.HY.17.VI Index	Citigroup Global Markets, Inc.	12/20/2016	(50,497)
2,000,000	Commonwealth of Australia 6.5% 5/15/13	Citigroup Global Markets, Inc.	12/20/2016	(19,473)
3,000,000	General Mills Inc. 5.7% 2/15/17	Citigroup Global Markets, Inc.	12/20/2016	(14,494)
2,000,000	Lowes Companies Inc. 5.4% 10/15/16	Citigroup Global Markets, Inc.	12/20/2016	12,044
3,000,000	NRG Energy Inc. 8.5% 6/15/19	Citigroup Global Markets, Inc.	12/20/2014	(4,473)
2,000,000	The Home Depot Inc. 5.875% 12/16/36	Citigroup Global Markets, Inc.	12/20/2016	(5,668)
3,000,000	The Proctor & Gamble Co. 4.95% 8/15/14	Citigroup Global Markets, Inc.	12/20/2016	(5,565)
	NET UNREALIZED LOSS FROM OPEN SWAP CONTRACTS			$ (92,630)

Bandon Isolated Alpha Fixed Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2011

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.  Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type.  Financial futures, which are traded on an exchange, are valued at the settlement price determined by the exchange. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Board will review the fair value method in use for securities requiring a fair market value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close. Short-term debt obligations, excluding U.S. Treasury Bills, having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Bandon Isolated Alpha Fixed Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2011

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of December 31, 2011 for the Fund’s assets and liabilities measured at fair value:

Assets*		Level 1	Level 2		Level 3	Total
Investments
Bonds & Notes		$ -	$ 8,960,972		$ -	$ 8,960,972
Preferred Stocks		$ 1,755,763	$ -		$ -	$ 1,755,763
Money Market		$ 4,213,540	$ -		$ -	$ 4,213,540
U.S. Government & Agency Obligations		$ -	$ 9,496,517		$ -	$ 9,496,517
	Total	$ 5,969,303	$ 18,457,489		$ -	$ 24,426,792
Derivatives
Forward Currency Exchange Contracts		$ -	$ 600		$ -	$ 600
Futures		$ 123,822	$ -		$ -	$ 123,822
	Total	$ 123,822	$ 600		$ -	$ 124,422
Liabilities
Derivatives
Forward Currency Exchange Contracts		$ -	$ (3,691)		$ -	$ (3,691)
Futures		$ (57,786)	$ -		$ -	$ (57,786)
Swaps		$ -	$ (92,630)		$ -	$ (92,630)
	Total	$ (57,786)	$ (96,321)	##	$ -	$ (154,107)
The Fund did not hold any Level 3 securities during the period.
There were no significant transfers into or out of Level 1 and 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.
* See Schedule of Investments for Industry Classification.

Bandon Isolated Alpha Fixed Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2011

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of December 31, 2011 for the Fund’s assets and liabilities measured at fair value:

Assets*		Level 1	Level 2		Level 3	Total
Investments
Bonds & Notes		$ -	$ 8,960,972		$ -	$ 8,960,972
Preferred Stocks		$ 1,755,763	$ -		$ -	$ 1,755,763
Money Market		$ 4,213,540	$ -		$ -	$ 4,213,540
U.S. Government & Agency Obligations		$ -	$ 9,496,517		$ -	$ 9,496,517
	Total	$ 5,969,303	$ 18,457,489		$ -	$ 24,426,792
Derivatives
Forward Currency Exchange Contracts		$ -	$ 600		$ -	$ 600
Futures		$ 123,822	$ -		$ -	$ 123,822
	Total	$ 123,822	$ 600		$ -	$ 124,422
Liabilities
Derivatives
Forward Currency Exchange Contracts		$ -	$ (3,691)		$ -	$ (3,691)
Futures		$ (57,786)	$ -		$ -	$ (57,786)
Swaps		$ -	$ (92,630)		$ -	$ (92,630)
	Total	$ (57,786)	$ (96,321)	##	$ -	$ (154,107)
The Fund did not hold any Level 3 securities during the period.
There were no significant transfers into or out of Level 1 and 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.
* See Schedule of Investments for Industry Classification.

Futures Contracts – The Fund is subject to interest rate risk and forward currency exchange rate risk in the normal course of pursuing its investment objective.   The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities and interest rates.  Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position).  During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading.  Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred.  When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract.  If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.   The Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract.

Forward Foreign Currency Exchange Contracts – The Fund may enter into Forward Foreign Currency Exchange Contracts (“Forward Contracts”), in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of an investment strategy.  When executing Forward Contracts, the Fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future.  With respect to sales of forwards contracts, the Fund would incur a loss if the value of the contract increases between the date the Forward Contract is opened and the date the Forward Contract is closed. The Fund realizes a gain if the value of the contract decreases between those dates.  With respect to purchases of forward contracts, the Fund would incur a loss if the value of the contract decreases between the date the forward contract is opened and the date the Forward Contract is closed.  The Fund realizes a gain if the value of the contract increases between those dates. The Fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The Fund is also exposed to credit risk associated with counterparty nonperformance on these Forward Contracts, which is typically limited to the unrealized gain on each open contract.

Foreign Currency	Counterparty	Settlement Date	Local Currency	US Dollar Value	Unrealized Appreciation
To Sell
Canadian Dollar	Bank of America	1/12/2012	300,878	$ 295,849	$ (3,691)
Euro	Barclays	1/12/2012	46,106	59,795	600
				Total	(3,091)

Bandon Isolated Alpha Fixed Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2011

Credit Default Swaps - Credit default swaps (“CDS”) are typically two-party (bilateral) financial contracts that transfer credit exposure between the two parties.  One party to a CDS (referred to as the credit protection “buyer”) receives credit protection or sheds credit risk, whereas the other party to a CDS (referred to as the credit protection “seller”) is selling credit protection or taking on credit risk.  The seller typically receives pre-determined periodic payments from the other party.  These payments are in consideration for agreeing to make compensating specific payments to the buyer should a negative credit event occur, such as (1) bankruptcy or (2) failure to pay interest or principal on a reference debt instrument, with respect to a specified issuer or one of the reference issuers in a CDS portfolio.  In general, CDS may be used by the Fund to obtain credit risk exposure similar to that of a direct investment in high yield bonds.

The amounts to be exchanged or “swapped” between parties are calculated with respect to the notional amount.  Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day.   Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments.  A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statement of Operations.  The maximum pay-outs for these contracts are limited to the notional amount of each swap. CDS may involve greater risks than if the Fund had invested in the referenced obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk.

The following is a summary of the unrealized appreciation/depreciation of derivative instruments utilized by the Fund as of December 31, 2011 categorized by risk exposure.

Changes in unrealized appreciation/(depreciation) on derivatives:
		Equity Contracts	Foreign Exchange Contracts	Commodity Contracts	Interest Rate contracts	Total Value at December 31, 2011
Futures		$ (57,786)	-	-	-	$ (57,786)
Swap		(92,630)	-	-	-	(92,630)
Forward Contracts		-	$ (3,091)	-	-	(3,091)
	Total	$(150,416)	$ (3,091)	$ -	$ -	$ (153,507)

The amounts of derivative instruments disclosed, on the Portfolio of Investments at December 31, 2011 is a reflection of the volume of derivative activity for the Fund.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

02/29/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

02/29/2012

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

02/29/2012